Satellites and Other Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Schedule of Satellites and Other Property and Equipment, Net
Satellites and other property and equipment, net were comprised of the following (in thousands):

	As of December 31, 2017	As of December 31, 2018
Satellites and launch vehicles	$10,653,213	$10,786,802
Information systems and ground segment	808,203	894,796
Buildings and other	264,417	273,155
Total cost	11,725,833	11,954,753
Less: accumulated depreciation	(5,802,214)	(6,443,051)
Total	$5,923,619	$5,511,702